Marketable securities, Reconciliation of the movement FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of the movement FVOCI [Abstract]
Revaluation adjustments	$ 906	$ (445)	$ 303	$ (1,215)
Movement of expected credit losses on assets measured at FVOCI	2	17	(45)	(1)
Movement on marketable securities through OCI	$ 908	$ (428)	$ 258	$ (1,216)